Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

On July 1, 2020 and Pursuant to section 1 (e) of the Side Letter Agreement, dated December 31, 2019, it was agreed by and among Dinar Zuz, Cima, Arik Maimom and Michael De Prado that the Company will borrow up to $462 from Dinar Zuz LLC under the second Dinar Zuz Note. As of September 30, 2020, the Company borrowed $355,000 under the second Dinar Note.

On July 24, 2020, the Compensation Committee of the Board of Directors of the Company approved the "Amended and Restated" employment agreements with each of Arik Maimon, the Company's Chief Executive Officer ("Maimon"), and Michael De Prado, the Company's President ("De Prado," and together with Maimon, the "Executives," each an "Executive"), the "New Employment Agreements". The New Employment Agreements shall supersede the terms of the Pre-existing Employment Agreements. Pursuant to the terms of the New Employment Agreements, among other things:

(1)	De Prado will receive the following compensation: (1) (a) a base salary of $265 per annum; (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company's employee benefits plan;

(2)	Maimon will receive the following compensation: (a) a base salary of $295 per annum (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company's employee benefits plan;

(3)	For each Executive, the term of the Agreement shall end on the earlier of (i) the date that is four (4) months following the Effective Date or (ii) the date that the Company appoints a new president or chief operating officer but the Company can extend the Employment Term on a month to month basis with the approval of both Dinar and CIMA until a new president or chief operating officer is appointed. Upon expiration of the Employment Term (other than a termination by the Company for "Cause"), the Executive will entitled to a special board compensation package with annual compensation equal to the Annual Base Salary (pro-rated for any partial year of service), beginning on the Expiration or Termination Date and ending eighteen (18) months later, provided that such payments will cease if the Executive resigns as a member of the Board during such period. The Board Compensation Period may be extended from year to year for an additional 12 months (for up to 36 months in total) if two of three of the then-current chief executive officers of the Company, Dinar and CIMA agree to extend the period for an additional 12 months. The Executive's right to receive the Special Board Compensation shall be subject to the Board's determination that he has complied with his obligations under this Agreement. The Executive will remain on the Board until he resigns, is not re-elected or is removed from the Board in accordance with the Company's practice for removal of directors.

(4)	Pursuant to the terms of the New Employment Agreements, the Executives are entitled to severance in the event of certain terminations of their employment. The Executives are entitled to participate in the Company's employee benefit, pension and/or profit-sharing plans, and the Company will pay certain health and dental premiums on their behalf.

(5)	Each of the Executives are entitled to Travel and expense reimbursement;

(6)	The Executives have agreed to a one-year non-competition agreement following the termination of their employment.

On August 25, 2020 and Pursuant to section 1 (e) of the Side Letter Agreement, dated December 31, 2019, it was agreed by and among Dinar, Cima, Arik Maimon and Michael De Prado that the Company will borrow up to $50 from Arik Maimon at an annual interest rate of nine percent (9.0%). On September 30, 2020, the Company fully repaid its loan to Arik Maimon.

Related party balances at September 30, 2020 and December 31, 2019 consisted of the following:

Due from related parties

	September 30, 2020	December 31, 2019
	(dollars in thousands)

(a) Next Cala 360	56	54

Total Due from related parties	56	54

Related party payables, net of discounts

	September 30, 2020	December 31, 2019
	(dollars in thousands)
(c) Due to Dinar Zuz LLC	$355	$-
(d) Due to Cima Telecom Inc.	413	-
(b) Due to Next Communications, Inc. (current)	12	10

Total Due from related parties	$780	$10

(a)	Next Cala 360, is a Florida corporation established and managed by the Company's Chief Executive Officer.

(b)	Next Communication, Inc. is a corporation in which the Company's Chief Executive Officer a controlling interest and serves as the Chief Executive Officer. See disclosure above regarding payments by the Company in connection with the bankruptcy of Next Communication, Inc.

(c)	Due to the April 6, 2020 180 days Loan Agreement with the Company to borrow up to $462 at an annual interest rate of nine percent (9.0%) ("the second "Dinar Zuz Note").

(d)

Composed from annual fees in the amount of $300 for the maintenance and support services in accordance with the software maintenance agreement for the first (1st) calendar year from the Effective Date, reimbursement of legal fees in the amount of $65 and other software development services.

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company has had extensive dealings with related parties including those in which our Chief Executive Officer holds a significant ownership interest as well as an executive position during the years ended December 31, 2019 and 2018. Due to our operational losses, the Company has relied to a large extent on funding received from Next Communications, Inc., an organization in which our Chief Executive Officer and Chairman holds a controlling equity interest and holds an executive position. During the first calendar quarter of 2017, Next Communications, Inc. filed for bankruptcy protection. As a result, the related party payable is being handled by a court appointed trustee as an asset of Next Communications, Inc. and the Company may need to begin repaying the amounts due on a more fixed schedule On January 29, 2019, the United States Bankruptcy Court Southern District of Florida, Miami Division, approved a plan of reorganization for Next Communications, Inc. whereby the Company would pay $600,000 to a specific creditor in consideration for the forgiveness of the balance of the related party payable balance. On March 5, 2019, Cuentas paid $60,000 to the trust account of the specific creditor and on May 10, 2019, the Company paid $550,000 to the trust account of the specific creditor per the order and satisfied its obligation under the Approved Plan of the Reorganization for Next Communications, Inc., that was approved by the United States Bankruptcy Court Southern District of Florida, Miami Division, on January 29, 2019.

Related parties balances at December 31, 2019 and December 31, 2018 consisted of the following:

Due from related parties

	December 31, 2019	December 31, 2018
	(dollars in thousands)
(a) Glocal Payments Solutions Inc. (d/b/a Glocal Card Services)	-	36
(f) Next Cala 360	54	-
Total Due from related parties	54	36

Related party payables, net of discounts

	December 31, 2019	December 31, 2018
	(dollars in thousands)
(b) Due to Next Communications, Inc. (current)	$10	$2,972
(c) Due to Asiya Communications SAPI de C.V. (current)	-	26
(d) Michael De Prado (current)	-	100
(e) Orlando Taddeo	-	2,613
(f) Next Cala 360 (current)	-	14
Total Due from related parties	$10	$5,725

(a)	Glocal Payments Solutions Inc. (d/b/a Glocal Card Services) is the Company's partner in the NextGlocal Inc. Next Glocal Inc. was dissolved on September 27, 2019.

(b)	Next Communication, Inc. is a corporation in which the Company's Chief Executive Officer a controlling interest and serves as the Chief Executive Officer. See disclosure above regarding payments by the Company in connection with the bankruptcy of Next Communication, Inc..

(c)	Asiya Communications SAPI de C.V.is a telecommunications company organized under the laws of Mexico, in which the Company's Chief Executive Officer holds a substantial interest and is involved in active management.

(d)	Michael De Prado is the Company's President. On February 28, 2019, the Company issued 66,402 shares of its Common Stock in settlement of this debt.

(e)	Represents the amount due to Orlando Taddeo from the Limecom Acquisition.

(f)	Next Cala 360, is a Florida corporation established and managed by the Company's Chief Executive Officer.

During the twelve months period ended December 31, 2019, the Company recorded interest expense of $67, using an interest rate equal to that on the outstanding convertible notes payable as imputed interest on the related party payable due to Next Communications. During the year ended December 31, 2018, the Company recorded interest expense of $237 using an interest rate equal to that on the outstanding convertible notes as imputed interest on the related party payable due to Next Communications. The interest was immediately forgiven by the related party and recorded to additional paid in capital.

Trade Accounts Receivable, Related Parties

The Company had no outstanding accounts receivable from any related parties as of December 31, 2019. The Company had outstanding accounts receivable of $3,006 from related parties as of December 31, 2018 of which $2,989 was due from Rubelite- C (which is a related to one the Company's shareholders of the Company and a former owner of Limecom), $8 was due from Next Cala 360 and $39 was due from Asiya Communications SAPI de C.V. The accounts receivable was recorded as a result of the sale of wholesale telecommunications minutes to these entities.

Revenues (Related Parties)

The Company made sales to and generated revenues from related parties of $0 and $49,667 during the years ended December 31, 2019 and 2018, respectively, as itemized below:

	For the Year Ended December 31,
	2019	2018
Next Communications, Inc.	-	14,310
VTX Corporation (a)	-	11,890
Airtime Sp.z.o.o.	-	5,095
Asiya Communications SAPI de C.V.	-	15,383
RUBELITE - C (a)	-	2,989
Total	-	49,667

(a)	Corporations that are owned by one of the Company's shareholders and a former owner of Limecom

Costs of Revenues (Related Parties)

The Company made purchases from related parties totaling $0 and $59,217 during the years ended December 31, 2019 and 2018, respectively, as itemized below:

	For the Year Ended December 31,
	2019	2018
Next Communications, Inc.	-	14,310
VTX Corporation	-	24,017
Airtime Sp.z.o.o.	-	5,529
Asiya Communications SAPI de C.V.	-	15,361
Total	-	59,217

Employment Agreement

On December 27, 2019, the Compensation Committee of the Board of the Company approved the amendments to the employment agreements with each of Arik Maimon and Michael De Prado. The New Employment Agreements shall supersede the terms of the Pre-existing Employment Agreements. Pursuant to the terms of the New Employment Agreements, among other things:

(1)	Michael De Prado will receive the following compensation: (1) (a) a base salary of $265 per annum which will increase by a minimum $15 or 5% on the 12 month anniversary of his employment agreement; (b) Restricted Stock Units; (c) a minimum grant of 100,000 stock options per year, with the exercise price valued based on the Company's stock price at the date of exercise, pursuant to the terms and conditions of the Company's Stock Option Incentive Plan; (d) an $8,000 automobile expense allowance per year; (e) participation in the Company's employee benefits plan; (f) participation in the Company's Performance Bonus Plan, if and when in effect.

(2)	Arik Maimon will receive the following compensation: (a) a base salary of $295per annum which will increase by a minimum $15or 5% on the 12 month anniversary of his employment agreement; (b) Restricted Stock Units; (c) a minimum grant of 100,000 stock options per year, with share price valued at the date of exercise, pursuant to the terms and conditions of the Company's Stock Option Incentive Plan; (d) An $10 automobile expense allowance per year; (e) participation in the Company's employee benefits plan; (f) participation in the Company's Performance Bonus Plan, if and when in effect.

(3)	Each of De Prado and Maimon will be employed for an initial term of five years which will automatically renew for successive one-year period unless either party terminates the New Employment Agreements with 90 days' prior notice.

(4)	Upon the successful up-listing of the Company's shares of common stock, par value $0.001 per share, to the Nasdaq Stock Market ("Nasdaq"), each executive would be entitled to receive a $250 bonus;

(5)	De Prado will be granted of 88,000 stock options and Maimon will be granted 110,000 stock options with the right to exercise the options to purchase the equivalent of a minimum of 4% and 5% of the Company's issued and outstanding shares of Common Stock as of July 1, 2019, respectively;

(6)	Pursuant to the terms of the New Employment Agreements, the Executives are entitled to severance in the event of certain terminations of his employment. The Executives are entitled to participate in the Company's employee benefit, pension and/or profit-sharing plans, and the Company will pay certain health and dental premiums on their behalf.

(7)	Each of the Executives are entitled to Travel and expense reimbursement;

(8)	The Executives have agreed to a one-year non-competition agreement following the termination of their employment.